License Agreements - Termination of license agreement (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
CAR-T License and Vaccine License with TDT
License Agreements
Amount owes pursuant to termination of license agreement	$ 0	$ 2,142,297